Investment Objectives and Goals - Defiance Autism Impact ETF	May 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Autism Impact ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Autism Impact ETF (the “Fund” or the “Autism ETF”) seeks to track the total return performance, before fees and expenses, of the VettaFi Autism Impact Index (the “Index”).